TRADE ACCOUNTS RECEIVABLE, NET - Summary of Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge to expense	¥ 3,730,606	$ 577,685	¥ 2,204,170	¥ 392,929
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	5,849,504	905,796	3,645,334
Charge to expense	3,730,606	577,684	2,204,170
Less: write-off	(254,853)	(39,464)
Foreign currency translation adjustments	(9,830)	(1,522)
Ending balance	¥ 9,315,427	$ 1,442,494	¥ 5,849,504	¥ 3,645,334